UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Symmetry Peak Management LLC

Address:  555 East Lancaster Avenue
          Suite 660
          Radnor, PA 19087


13F File Number:  028-12150

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory A. Boye
Title:  Chief Financial Officer
Phone:  484-588-4116


Signature, Place and Date of Signing:


/s/ Gregory A. Boye            Radnor, Pennsylvania       August 16, 2010
-------------------            --------------------       -----------------
     [Signature]                   [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $231,857
                                        (thousands)


List of Other Included Managers: NONE

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                     VALUE    SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE     SHARED  NONE
3PAR INC                       COM              88580F109     931    100,000     CALL     SOLE       NONE       100,000
ALLEGIANT TRAVEL CO            COM              01748X102   1,281     30,000     PUT      SOLE       NONE        30,000
ARUBA NETWORKS INC             COM              043176106  15,399  1,081,400  SH          SOLE       NONE     1,081,400
ARUBA NETWORKS INC             COM              043176106  13,528    950,000     PUT      SOLE       NONE       950,000
AUTOZONE INC                   COM              053332102   4,831     25,000     PUT      SOLE       NONE        25,000
BP PLC                         SPONSORED ADR    055622104   2,186     75,700     PUT      SOLE       NONE        75,700
CLEARWIRE CORP NEW             CL A             18538Q105   1,335    183,400     CALL     SOLE       NONE       183,400
DG FASTCHANNEL INC             COM              23326R109     704     21,600     PUT      SOLE       NONE        21,600
FINISAR CORP                   COM NEW          31787A507   2,235    150,000     PUT      SOLE       NONE       150,000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   1,766     30,000     PUT      SOLE       NONE        30,000
GREEN MTN COFFEE ROASTERS IN   COM              393122106   6,425    250,000     PUT      SOLE       NONE       250,000
HANSEN MEDICAL INC             COM              411307101   2,111    990,972  SH          SOLE       NONE       990,972
HANSEN MEDICAL INC             COM              411307101     213    100,000     CALL     SOLE       NONE       100,000
HECKMANN CORP                  COM              422680108   4,095    882,600  SH          SOLE       NONE       882,600
INTEROIL CORP                  COM              460951106   3,628     81,700     PUT      SOLE       NONE        81,700
KONGZHONG CORP                 SPONSORED ADR    50047P104   3,037    507,787  SH          SOLE       NONE       507,787
KONGZHONG CORP                 SPONSORED ADR    50047P104     598    100,000     CALL     SOLE       NONE       100,000
LINCOLN NATL CORP IND          COM              534187109   3,642    150,000     PUT      SOLE       NONE       150,000
LOGMEIN INC                    COM              54142L109   1,298     49,500  SH          SOLE       NONE        49,500
MELLANOX TECHNOLOGIES LTD      SHS              M51363113   6,973    318,379  SH          SOLE       NONE       318,379
MELLANOX TECHNOLOGIES LTD      SHS              M51363113  11,493    524,800     PUT      SOLE       NONE       524,800
MOODYS CORP                    COM              615369105     996     50,000     PUT      SOLE       NONE        50,000
MORGAN STANLEY                 COM NEW          617446448   4,064    175,400     PUT      SOLE       NONE       175,400
POTASH CORP SASK INC           COM              73755L107  20,702    240,300     PUT      SOLE       NONE       240,300
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  39,255    919,100     CALL     SOLE       NONE       919,100
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104  33,100    775,000     PUT      SOLE       NONE       775,000
RINO INTERNATIONAL CORPORATI   COM              766883102     295     23,600     PUT      SOLE       NONE        23,600
SEARS HLDGS CORP               COM              812350106   1,396     21,600     PUT      SOLE       NONE        21,600
SPDR GOLD TRUST                GOLD SHS         78463V107   9,102     74,800     PUT      SOLE       NONE        74,800
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103  21,676    210,000     PUT      SOLE       NONE       210,000
SUPPORT COM INC                COM              86858W101  13,563  3,260,377  SH          SOLE       NONE     3,260,377


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